Warrants (Details 1) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Shares Underlying Warrants
Beginning balance	681,527	698,194
Granted
Expired	(333,333)	(16,667)
Ending balance	348,194	681,527
Weighted average exercise price
Beginning Balance	$ 5.01	$ 4.95
Granted
Expired	6.75	2.67
Ending Balance	$ 3.33	$ 5.01